Employee Expenses (Details) - Schedule of employee expenses - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Employee Expenses Abstract
Salaries and wages	$ 2,138,159	$ 1,687,280
Superannuation contributions	214,856	165,201
Share based payments		6,434,344
Employment taxes and insurances	(200,991)	267,665
Other employment expenses	29,957	54,992
Total employee expenses	$ 2,181,981	$ 8,609,482